Columbia Small Cap Index Fund
Third Quarter Report
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Small Cap Index Fund, November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.7%
Issuer	Shares	Value ($)
Communication Services 2.8%
Diversified Telecommunication Services 0.7%
Cogent Communications Holdings, Inc.	80,542	1,536,741
Lumen Technologies, Inc.(a)	1,599,880	12,975,027
Shenandoah Telecommunications Co.	77,218	843,993
Uniti Group, Inc.(a)	303,266	1,931,804
Total		17,287,565
Entertainment 0.5%
Cinemark Holdings, Inc.	173,507	4,750,622
Madison Square Garden Sports Corp., Class A(a)	30,384	6,928,463
Total		11,679,085
Interactive Media & Services 0.8%
Angi, Inc.(a)	62,371	712,277
Cargurus, Inc.(a)	144,124	5,084,695
Cars.com, Inc.(a)	96,842	1,123,367
IAC, Inc.(a)	114,688	4,022,108
QuinStreet, Inc.(a)	96,516	1,347,363
Shutterstock, Inc.	40,880	851,122
TripAdvisor, Inc.(a)	196,812	2,926,594
Yelp, Inc.(a)	101,526	2,935,117
Ziff Davis, Inc.(a)	69,488	2,280,596
Total		21,283,239
Media 0.5%
Cable One, Inc.	7,822	916,660
DoubleVerify Holdings, Inc.(a)	230,159	2,425,876
John Wiley & Sons, Inc., Class A	69,473	2,526,038
Scholastic Corp.	38,254	1,130,023
TEGNA, Inc.	272,638	5,321,894
Thryv Holdings, Inc.(a)	69,991	394,050
Total		12,714,541
Wireless Telecommunication Services 0.3%
Gogo(a)	126,488	904,389
Telephone and Data Systems, Inc.	166,555	6,707,170
Total		7,611,559
Total Communication Services		70,575,989
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 13.1%
Automobile Components 2.0%
Adient PLC(a)	137,687	2,679,389
American Axle & Manufacturing Holdings, Inc.(a)	201,100	1,321,227
BorgWarner, Inc.	366,721	15,791,006
Dana, Inc.	222,267	4,981,003
Dorman Products, Inc.(a)	47,089	6,228,462
Fox Factory Holding Corp.(a)	70,840	1,047,724
Gentherm, Inc.(a)	51,722	1,844,924
LCI Industries	41,086	4,670,246
Patrick Industries, Inc.	56,398	6,103,391
Phinia, Inc.	65,931	3,566,208
Standard Motor Products, Inc.	35,400	1,328,916
XPEL, Inc.(a)	42,677	1,983,627
Total		51,546,123
Automobiles 0.1%
Winnebago Industries, Inc.	47,505	1,719,206
Broadline Retail 0.5%
Etsy, Inc.(a)	167,960	9,106,791
Kohl’s Corp.	189,877	4,669,076
Total		13,775,867
Diversified Consumer Services 1.0%
Adtalem Global Education, Inc.(a)	60,935	5,640,143
frontdoor, Inc.(a)	123,457	6,658,036
Matthews International Corp., Class A	52,181	1,280,522
Mister Car Wash, Inc.(a)	166,390	888,523
Perdoceo Education Corp.	103,471	2,893,049
Strategic Education, Inc.	40,088	3,127,666
Stride, Inc.(a)	72,957	4,634,958
Total		25,122,897
Hotels, Restaurants & Leisure 2.2%
BJ’s Restaurants, Inc.(a)	37,494	1,437,895
Bloomin’ Brands, Inc.	129,748	921,211
Brinker International, Inc.(a)	75,331	11,585,154
Caesars Entertainment, Inc.(a)	352,484	8,202,303
Cheesecake Factory, Inc. (The)	77,660	3,701,276

Columbia Small Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Cracker Barrel Old Country Store, Inc.	37,736	1,090,193
Dave & Buster’s Entertainment, Inc.(a)	45,705	799,380
Golden Entertainment, Inc.	33,247	998,075
Monarch Casino & Resort, Inc.	21,051	2,033,105
Papa John’s International, Inc.	55,515	2,335,516
Penn Entertainment, Inc.(a)	238,103	3,533,448
Pursuit Attractions and Hospitality, Inc.(a)	36,417	1,250,196
Red Rock Resorts, Inc., Class A	81,589	4,778,668
Sabre Corp.(a)	668,582	1,076,417
Shake Shack, Inc., Class A(a)	68,208	5,966,836
Six Flags Entertainment Corp.(a)	171,637	2,605,450
United Parks & Resorts, Inc.(a)	46,616	1,682,371
Wendy’s Co. (The)	268,049	2,265,014
Total		56,262,508
Household Durables 2.7%
Cavco Industries, Inc.(a)	13,419	7,993,027
Century Communities, Inc.	43,760	2,857,090
Champion Homes, Inc.(a)	95,781	8,221,841
Dream Finders Homes, Inc., Class A(a)	48,855	965,863
Ethan Allen Interiors, Inc.	39,218	927,114
Green Brick Partners, Inc.(a)	51,681	3,508,106
Helen of Troy Ltd.(a)	38,902	737,193
Installed Building Products, Inc.	38,668	10,363,797
La-Z-Boy, Inc.	69,766	2,715,293
Leggett & Platt, Inc.	229,379	2,353,429
LGI Homes, Inc.(a)	34,386	1,788,760
M/I Homes, Inc.(a)	44,725	6,153,713
Meritage Homes Corp.	120,588	8,812,571
Newell Brands, Inc.	710,248	2,592,405
Sonos, Inc.(a)	204,855	3,802,109
Tri Pointe Homes, Inc.(a)	148,298	5,059,928
Total		68,852,239
Leisure Products 0.3%
Acushnet Holdings Corp.	46,721	3,929,236
Sturm Ruger & Co., Inc.	27,390	824,987
Topgolf Callaway Brands Corp.(a)	236,814	3,050,164
Total		7,804,387
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 3.4%
Academy Sports & Outdoors, Inc.	112,657	5,435,700
Advance Auto Parts, Inc.	101,657	5,273,965
American Eagle Outfitters, Inc.	273,082	5,570,873
Asbury Automotive Group, Inc.(a)	33,319	7,749,000
Boot Barn Holdings, Inc.(a)	51,783	10,036,581
Buckle, Inc. (The)	51,043	2,882,909
CarMax, Inc.(a)	254,327	9,832,282
Group 1 Automotive, Inc.	21,488	8,617,547
Guess?, Inc.	52,010	887,291
MarineMax, Inc.(a)	32,010	748,394
Monro, Inc.	50,805	950,562
National Vision Holdings, Inc.(a)	134,213	3,872,045
Sally Beauty Holdings, Inc.(a)	167,682	2,659,436
Shoe Carnival, Inc.	30,112	497,450
Signet Jewelers Ltd.	69,737	6,984,858
Sonic Automotive, Inc., Class A	25,117	1,583,124
Upbound Group, Inc.	88,305	1,582,426
Urban Outfitters, Inc.(a)	91,150	6,751,480
Victoria’s Secret & Co.(a)	135,327	5,593,065
Total		87,508,988
Textiles, Apparel & Luxury Goods 0.9%
Carter’s, Inc.	61,741	1,970,155
G-III Apparel Group Ltd.(a)	64,584	1,882,624
Hanesbrands, Inc.(a)	599,540	3,879,024
Kontoor Brands, Inc.	86,647	6,442,204
Oxford Industries, Inc.	23,792	907,903
Steven Madden Ltd.	123,123	5,144,079
Wolverine World Wide, Inc.	137,701	2,232,133
Total		22,458,122
Total Consumer Discretionary		335,050,337
Consumer Staples 2.4%
Beverages 0.1%
MGP Ingredients, Inc.	23,816	543,243
National Beverage Corp.(a)	39,664	1,350,956
Total		1,894,199
Columbia Small Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 0.7%
Andersons, Inc. (The)	57,564	2,964,546
Grocery Outlet Holding Corp.(a)	166,255	1,850,418
PriceSmart, Inc.	42,686	5,254,647
The Chefs’ Warehouse(a)	61,482	3,770,076
United Natural Foods, Inc.(a)	102,641	3,829,536
Total		17,669,223
Food Products 0.9%
Cal-Maine Foods, Inc.	77,257	6,437,053
Fresh Del Monte Produce, Inc.	56,099	2,027,418
Freshpet, Inc.(a)	82,667	4,725,246
J&J Snack Foods Corp.	26,394	2,437,486
John B. Sanfilippo & Son, Inc.	15,525	1,127,581
Simply Good Foods Co. (The)(a)	156,756	3,084,958
Tootsie Roll Industries, Inc.	33,300	1,277,388
TreeHouse Foods, Inc.(a)	75,312	1,799,203
Total		22,916,333
Household Products 0.5%
Central Garden & Pet Co.(a)	13,739	469,324
Central Garden & Pet Co., Class A(a)	87,475	2,706,476
Energizer Holdings, Inc.	102,969	1,877,125
Reynolds Consumer Products, Inc.	92,674	2,314,997
WD-40 Co.	22,936	4,490,869
Total		11,858,791
Personal Care Products 0.1%
Edgewell Personal Care Co.	78,742	1,406,332
Interparfums, Inc.	31,025	2,521,402
Total		3,927,734
Tobacco 0.1%
Universal Corp.	42,174	2,225,100
Total Consumer Staples		60,491,380
Energy 4.4%
Energy Equipment & Services 2.0%
Archrock, Inc.	297,964	7,312,036
Atlas Energy Solutions, Inc.	130,014	1,120,721
Bristow Group, Inc.(a)	42,483	1,593,537
Cactus, Inc., Class A	116,214	4,987,905
Core Laboratories, Inc.	79,471	1,200,012
Common Stocks (continued)
Issuer	Shares	Value ($)
Helix Energy Solutions Group, Inc.(a)	231,660	1,542,856
Helmerich & Payne, Inc.	168,521	4,701,736
Innovex International, Inc.(a)	65,273	1,437,311
Kodiak Gas Services, Inc.	126,436	4,450,547
Liberty Energy, Inc., Class A	274,467	4,880,023
Noble Corp PLC	212,637	6,510,945
Oceaneering International, Inc.(a)	169,822	4,143,657
Patterson-UTI Energy, Inc.	593,997	3,451,123
RPC, Inc.	150,727	801,868
Tidewater, Inc.(a)	78,003	4,213,722
Total		52,347,999
Oil, Gas & Consumable Fuels 2.4%
California Resources Corp.	123,377	5,894,953
Comstock Resources, Inc.(a)	134,098	3,601,872
Core Natural Resources, Inc.	87,230	6,978,400
Crescent Energy Co., Class A	314,992	2,970,375
CVR Energy, Inc.(a)	51,111	1,764,863
Dorian LPG Ltd.	62,157	1,540,250
International Seaways, Inc.	68,602	3,633,848
Kinetik Holdings, Inc.	73,969	2,565,245
Magnolia Oil & Gas Corp., Class A	314,012	7,266,238
Northern Oil & Gas, Inc.	164,596	3,685,304
Par Pacific Holdings, Inc.(a)	86,116	3,931,195
Peabody Energy Corp.	206,075	5,613,483
REX American Resources Corp.(a)	48,005	1,583,685
SM Energy Co.	194,812	3,711,169
Talos Energy, Inc.(a)	219,035	2,510,141
Vital Energy, Inc.(a)	49,325	884,397
World Kinect Corp.	94,132	2,181,980
Total		60,317,398
Total Energy		112,665,397
Financials 17.6%
Banks 8.1%
Ameris Bancorp	108,832	8,245,112
Atlantic Union Bankshares Corp.	241,513	8,170,385
Axos Financial, Inc.(a)	95,535	7,851,066
Banc of California, Inc.	222,171	4,096,833
BancFirst Corp.	34,998	3,879,178
Bancorp, Inc. (The)(a)	78,066	5,001,689

Columbia Small Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Bank of Hawaii Corp.	67,395	4,417,068
BankUnited, Inc.	127,463	5,507,676
Banner Corp.	58,611	3,681,357
Beacon Financial Corp.	140,887	3,605,298
Capitol Federal Financial, Inc.	207,087	1,368,845
Cathay General Bancorp	117,092	5,671,936
Central Pacific Financial Corp.	45,725	1,359,862
City Holding Co.	24,565	2,979,980
Community Financial System, Inc.	89,577	5,084,391
Customers Bancorp, Inc.(a)	49,840	3,433,976
CVB Financial Corp.	219,546	4,320,665
Dime Community Bancshares, Inc.	69,175	1,961,111
Eagle Bancorp, Inc.	46,834	888,441
FB Financial Corp.	71,181	3,976,171
First BanCorp	270,155	5,340,964
First BanCorp	70,266	3,584,269
First Commonwealth Financial Corp.	176,586	2,869,522
First Financial Bancorp	162,274	4,037,377
First Hawaiian, Inc.	211,207	5,263,278
Fulton Financial Corp.	308,612	5,601,308
Hanmi Financial Corp.	50,616	1,398,014
Heritage Financial Corp.	57,540	1,377,508
Hilltop Holdings, Inc.	74,739	2,565,042
Hope Bancorp, Inc.	217,226	2,306,940
Independent Bank Corp.	84,593	6,094,926
Lakeland Financial Corp.	43,266	2,520,677
National Bank Holdings Corp., Class A	64,477	2,399,189
NBT Bancorp, Inc.	88,792	3,681,316
Northwest Bancshares, Inc.	247,785	2,963,509
OFG Bancorp	75,446	2,997,470
Park National Corp.	24,240	3,722,052
Pathward Financial, Inc.	38,900	2,796,910
Preferred Bank	19,505	1,841,467
Provident Financial Services, Inc.	221,368	4,245,838
Renasant Corp.	161,029	5,706,868
S&T Bancorp, Inc.	64,985	2,565,608
Seacoast Banking Corp. of Florida	147,066	4,641,403
ServisFirst Bancshares, Inc.	85,159	6,057,360
Simmons First National Corp., Class A	245,225	4,548,924
Common Stocks (continued)
Issuer	Shares	Value ($)
Southside Bancshares, Inc.	47,918	1,405,435
Stellar Bancorp, Inc.	78,325	2,475,853
Tompkins Financial Corp.	21,523	1,487,455
Triumph Financial, Inc.(a)	38,211	2,086,703
TrustCo Bank Corp.	31,947	1,345,927
Trustmark Corp.	102,304	3,979,626
United Community Banks, Inc.	205,862	6,291,143
WaFd, Inc.	133,529	4,227,528
Westamerica BanCorp	43,150	2,070,337
WSFS Financial Corp.	94,851	5,293,634
Total		207,292,420
Capital Markets 3.2%
Acadian Asset Management, Inc.	44,911	2,013,809
Artisan Partners Asset Management, Inc., Class A	119,427	4,953,832
BGC Group, Inc., Class A	618,331	5,379,480
Cohen & Steers, Inc.	46,669	2,951,814
Donnelley Financial Solutions, Inc.(a)	46,596	2,286,000
MarketAxess Holdings, Inc.	63,321	10,377,679
Moelis & Co., ADR, Class A	125,709	8,066,747
Piper Sandler Companies	28,168	9,461,631
PJT Partners, Inc.	41,190	6,920,332
StepStone Group, Inc., Class A	122,474	7,735,458
StoneX Group, Inc.(a)	78,680	7,129,195
Victory Capital Holdings, Inc., Class A	83,751	5,267,100
Virtu Financial, Inc. Class A	134,734	4,818,088
Virtus Investment Partners, Inc.	10,750	1,715,592
WisdomTree, Inc.	203,786	2,249,797
Total		81,326,554
Consumer Finance 0.8%
Bread Financial Holdings, Inc.	79,044	5,353,650
Encore Capital Group, Inc.(a)	38,998	2,023,606
Enova International, Inc.(a)	42,390	5,556,905
Ezcorp, Inc., Class A(a)	98,167	1,892,660
Navient Corp.	116,269	1,441,736
PRA Group, Inc.(a)	66,219	1,072,748
PROG Holdings, Inc.	67,015	1,928,692
World Acceptance Corp.(a)	5,287	817,687
Total		20,087,684
Columbia Small Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 2.1%
Enact Holdings, Inc.	49,995	1,935,307
EVERTEC, Inc.	108,430	3,133,627
HA Sustainable Infrastructure Capital, Inc.	209,983	7,215,016
Jackson Financial, Inc., Class A	118,037	11,568,806
NCR Atleos Corp.(a)	124,706	4,622,851
NMI Holdings, Inc., Class A(a)	131,465	5,015,390
Payoneer Global, Inc.(a)	494,608	2,858,834
Radian Group, Inc.	229,547	8,160,396
Walker & Dunlop, Inc.	57,737	3,732,120
Western Union Co. (The)	547,332	4,811,048
Total		53,053,395
Insurance 2.4%
AMERISAFE, Inc.	32,164	1,312,291
Assured Guaranty Ltd.	75,816	6,864,381
Employers Holdings, Inc.	39,846	1,587,863
Genworth Financial, Inc., Class A(a)	695,562	6,037,478
Goosehead Insurance, Inc., Class A	42,962	3,073,931
HCI Group, Inc.	18,202	3,235,405
Horace Mann Educators Corp.	68,967	3,157,309
Lincoln National Corp.	285,940	11,763,572
Mercury General Corp.	45,056	4,195,615
Palomar Holdings, Inc.(a)	45,389	5,637,768
ProAssurance Corp.(a)	87,131	2,098,114
Safety Insurance Group, Inc.	25,241	1,918,821
SiriusPoint Ltd.(a)	176,107	3,663,026
Stewart Information Services Corp.	47,450	3,636,093
Trupanion, Inc.(a)	56,834	2,005,672
United Fire Group, Inc.	37,153	1,357,942
Total		61,545,281
Mortgage Real Estate Investment Trusts (REITS) 1.0%
Apollo Commercial Real Estate Finance, Inc.	221,340	2,242,174
Arbor Realty Trust, Inc.	325,892	2,903,698
ARMOUR Residential REIT, Inc.	190,763	3,342,168
Blackstone Mortgage Trust, Inc.	270,247	5,261,709
Ellington Financial, Inc.	169,290	2,319,273
Franklin BSP Realty Trust, Inc.	139,431	1,452,871
KKR Real Estate Finance Trust, Inc.	92,380	784,306
Common Stocks (continued)
Issuer	Shares	Value ($)
New York Mortgage Trust, Inc.	142,341	1,084,639
PennyMac Mortgage Investment Trust	147,467	1,893,476
Ready Capital Corp.	261,774	662,288
Redwood Trust, Inc.	218,994	1,206,657
Two Harbors Investment Corp.	176,472	1,789,426
Total		24,942,685
Total Financials		448,248,019
Health Care 11.9%
Biotechnology 3.9%
ACADIA Pharmaceuticals, Inc.(a)	211,578	5,297,913
ADMA Biologics, Inc.(a)	404,408	7,756,545
Alkermes PLC(a)	279,757	8,275,212
Arcus Biosciences, Inc.(a)	140,474	3,666,371
Arrowhead Pharmaceuticals, Inc.(a)	234,306	12,347,926
Catalyst Pharmaceuticals, Inc.(a)	194,971	4,564,271
Dynavax Technologies Corp.(a)	168,922	1,920,643
Krystal Biotech, Inc.(a)	43,654	9,516,572
Myriad Genetics, Inc.(a)	157,683	1,203,121
Protagonist Therapeutics, Inc.(a)	99,103	8,919,270
PTC Therapeutics, Inc.(a)	134,623	11,576,232
Sarepta Therapeutics, Inc.(a)	165,594	3,533,776
TG Therapeutics, Inc.(a)	229,942	7,647,871
Veracyte, Inc.(a)	133,325	6,311,606
Vericel Corp.(a)	85,515	3,441,979
Vir Biotechnology, Inc.(a)	160,086	1,027,752
Xencor, Inc.(a)	120,871	2,093,486
Total		99,100,546
Health Care Equipment & Supplies 3.2%
Artivion, Inc.(a)	70,367	3,283,324
Avanos Medical, Inc.(a)	78,637	923,198
CONMED Corp.	52,459	2,277,770
Embecta Corp.	99,115	1,264,212
Enovis Corp.(a)	96,869	2,932,225
Glaukos Corp.(a)	97,191	10,330,431
ICU Medical, Inc.(a)	41,835	6,209,987
Inspire Medical Systems, Inc.(a)	45,608	5,674,091
Integer Holdings Corp.(a)	59,374	4,285,615
Integra LifeSciences Holdings Corp.(a)	113,551	1,489,789
LeMaitre Vascular, Inc.	35,295	2,927,720

Columbia Small Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Merit Medical Systems, Inc.(a)	100,358	8,689,999
Neogen Corp.(a)	368,097	2,201,220
Omnicell, Inc.(a)	77,844	2,842,085
QuidelOrtho Corp.(a)	115,070	3,147,165
STAAR Surgical Co.(a)	83,977	2,228,750
Tandem Diabetes Care, Inc.(a)	114,509	2,405,834
Teleflex, Inc.	74,894	8,569,372
TransMedics Group, Inc.(a)	57,772	8,452,621
UFP Technologies, Inc.(a)	13,068	2,962,385
Total		83,097,793
Health Care Providers & Services 2.2%
Acadia Healthcare Co., Inc.(a)	156,500	2,691,800
AdaptHealth Corp.(a)	181,695	1,755,174
Addus HomeCare Corp.(a)	30,781	3,699,876
AMN Healthcare Services, Inc.(a)	64,948	1,081,384
Astrana Health, Inc.(a)	72,767	1,676,552
BrightSpring Health Services, Inc.(a)	187,533	6,781,193
Concentra Group Holdings Parent, Inc.	202,006	4,153,243
Corvel Corp.(a)	53,046	3,881,906
National HealthCare Corp.	21,016	2,864,271
NeoGenomics, Inc.(a)	218,920	2,648,932
Pediatrix Medical Group, Inc.(a)	144,707	3,485,992
Privia Health Group, Inc.(a)	195,511	4,764,603
Progyny, Inc.(a)	135,514	3,573,504
RadNet, Inc.(a)	117,314	9,712,426
Select Medical Holdings Corp.	187,010	2,896,785
U.S. Physical Therapy, Inc.	25,766	1,902,819
Total		57,570,460
Health Care Technology 0.5%
Certara, Inc.(a)	204,157	1,870,078
HealthStream, Inc.	40,186	1,010,678
Schrodinger, Inc.(a)	95,012	1,668,411
Waystar Holding Corp.(a)	194,886	7,193,242
Total		11,742,409
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.3%
Azenta, Inc.(a)	69,140	2,458,618
BioLife Solutions, Inc.(a)	65,759	1,742,614
Cytek Biosciences, Inc.(a)	185,421	1,047,629
Fortrea Holdings, Inc.(a)	153,879	1,955,802
Total		7,204,663
Pharmaceuticals 1.8%
Amphastar Pharmaceuticals, Inc.(a)	60,672	1,680,614
ANI Pharmaceuticals, Inc.(a)	29,287	2,485,002
Collegium Pharmaceutical, Inc.(a)	53,386	2,492,059
Corcept Therapeutics, Inc.(a)	158,931	12,619,121
Harmony Biosciences Holdings, Inc.(a)	67,276	2,374,170
Innoviva, Inc.(a)	101,462	2,204,769
Ligand Pharmaceuticals, Inc.(a)	33,211	6,747,811
Organon & Co.	440,564	3,396,749
Pacira Pharmaceuticals, Inc.(a)	76,148	1,794,808
Phibro Animal Health Corp., Class A	34,518	1,445,614
Prestige Consumer Healthcare, Inc.(a)	83,403	4,966,649
Supernus Pharmaceuticals, Inc.(a)	95,027	4,332,281
Total		46,539,647
Total Health Care		305,255,518
Industrials 17.0%
Aerospace & Defense 0.9%
AAR Corp.(a)	65,125	5,419,051
Mercury Systems, Inc.(a)	89,355	6,245,021
Moog, Inc., Class A	48,170	11,063,686
National Presto Industries, Inc.	8,967	841,553
Total		23,569,311
Air Freight & Logistics 0.2%
Forward Air Corp.(a)	37,050	851,038
HUB Group, Inc., Class A	102,775	3,964,032
Total		4,815,070
Building Products 2.6%
American Woodmark Corp.(a)	24,671	1,360,112
Apogee Enterprises, Inc.	36,487	1,328,492
Armstrong World Industries, Inc.	73,309	13,909,650
AZZ, Inc.	50,865	5,362,188
CSW Industrials, Inc.	28,474	7,741,226
Columbia Small Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Gibraltar Industries, Inc.(a)	50,014	2,498,699
Griffon Corp.	66,279	4,970,925
Hayward Holdings, Inc.(a)	337,873	5,558,011
Insteel Industries, Inc.	32,894	1,005,899
MasterBrand, Inc.(a)	214,771	2,381,810
Quanex Building Products Corp.	77,475	1,004,076
Resideo Technologies, Inc.(a)	231,940	7,651,701
Zurn Elkay Water Solutions Corp.	252,717	12,054,601
Total		66,827,390
Commercial Services & Supplies 1.8%
ABM Industries, Inc.	105,509	4,536,887
Brady Corp., Class A	74,189	5,804,547
CoreCivic, Inc.(a)	181,434	3,274,884
Deluxe Corp.	76,067	1,545,682
Enviri Corp.(a)	136,674	2,506,601
GEO Group, Inc. (The)(a)	235,245	3,707,461
Healthcare Services Group, Inc.(a)	122,718	2,304,644
HNI Corp.	77,685	3,225,481
Interface, Inc.	98,906	2,760,467
Liquidity Services, Inc.(a)	40,232	1,208,569
MillerKnoll, Inc.	114,912	1,819,057
OPENLANE, Inc.(a)	180,153	4,583,092
Pitney Bowes, Inc.	268,361	2,646,040
Unifirst Corp.	25,407	4,383,978
Vestis Corp.	189,915	1,230,649
Total		45,538,039
Construction & Engineering 2.1%
Arcosa, Inc.	83,116	8,855,179
Dycom Industries, Inc.(a)	49,019	17,721,839
Everus Construction Group, Inc.(a)	86,441	7,949,114
Granite Construction, Inc.	74,204	7,979,156
MYR Group, Inc.(a)	26,307	5,901,186
WillScot Holdings Corp.	308,562	6,094,100
Total		54,500,574
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.7%
Powell Industries, Inc.	15,954	5,156,652
Sunrun, Inc.(a)	391,023	7,918,216
Vicor Corp.(a)	38,800	3,466,780
Total		16,541,648
Ground Transportation 0.5%
ArcBest Corp.	38,515	2,471,507
Heartland Express, Inc.	77,398	608,348
Hertz Global Holdings, Inc.(a)	210,676	1,103,942
Marten Transport Ltd.	98,087	1,005,392
RXO, Inc.(a)	277,908	3,673,944
Schneider National, Inc., Class B	84,406	1,908,420
Werner Enterprises, Inc.	101,394	2,591,631
Total		13,363,184
Machinery 5.0%
Alamo Group, Inc.	18,267	2,929,479
Albany International Corp., Class A	49,994	2,383,714
Astec Industries, Inc.	38,767	1,715,827
Enerpac Tool Group Corp.	91,407	3,461,583
EnPro, Inc.	35,680	7,951,288
ESCO Technologies, Inc.	43,766	9,318,219
Federal Signal Corp.	103,024	11,744,736
Franklin Electric Co., Inc.	64,834	6,168,955
Gates Industrial Corp. PLC(a)	436,527	9,935,355
Greenbrier Companies, Inc. (The)	52,339	2,328,039
Hillenbrand, Inc.	119,446	3,803,161
JBT Marel Corp.	88,073	12,376,899
Kadant, Inc.	19,958	5,550,719
Kennametal, Inc.	128,834	3,566,125
Lindsay Corp.	18,408	2,115,631
Mueller Water Products, Inc., Class A	264,871	6,420,473
Proto Labs, Inc.(a)	40,461	2,056,228
SPX Technologies, Inc.(a)	83,713	18,001,643
Standex International Corp.	20,452	5,014,012
Tennant Co.	31,299	2,288,896
Titan International, Inc.(a)	81,212	657,005

Columbia Small Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trinity Industries, Inc.	136,994	3,633,081
Worthington Enterprises, Inc.	53,194	2,918,223
Total		126,339,291
Marine Transportation 0.2%
Matson, Inc.	53,873	5,871,079
Passenger Airlines 0.5%
Allegiant Travel Co.(a)	22,852	1,736,752
JetBlue Airways Corp.(a)	493,041	2,253,197
Skywest, Inc.(a)	68,430	6,947,014
Sun Country Airlines Holdings, Inc.(a)	90,355	1,237,863
Total		12,174,826
Professional Services 1.4%
Amentum Holdings, Inc.(a)	259,793	7,437,874
CSG Systems International, Inc.	46,455	3,659,260
Heidrick & Struggles International, Inc.	35,141	2,068,751
Korn/Ferry International	88,680	5,832,484
ManpowerGroup, Inc.	78,449	2,256,193
Robert Half, Inc.	169,439	4,581,630
Upwork, Inc.(a)	224,729	4,436,150
Verra Mobility Corp.(a)	270,374	5,899,561
Total		36,171,903
Trading Companies & Distributors 1.1%
Air Lease Corp.	178,043	11,382,289
Boise Cascade Co.	63,275	4,824,086
DNOW, Inc.(a)	318,180	4,441,793
DXP Enterprises, Inc.(a)	21,543	2,024,827
Rush Enterprises, Inc., Class A	103,792	5,403,411
Total		28,076,406
Total Industrials		433,788,721
Information Technology 13.7%
Communications Equipment 1.9%
Calix, Inc.(a)	100,710	5,566,242
Digi International, Inc.(a)	62,911	2,631,567
Extreme Networks, Inc.(a)	223,809	3,916,657
Harmonic, Inc.(a)	192,789	1,843,063
InterDigital, Inc.	43,727	15,643,334
Netscout Systems, Inc.(a)	115,716	3,110,446
Common Stocks (continued)
Issuer	Shares	Value ($)
Viasat, Inc.(a)	227,535	7,811,277
Viavi Solutions, Inc.(a)	378,335	6,787,330
Total		47,309,916
Electronic Equipment, Instruments & Components 4.6%
Advanced Energy Industries, Inc.	63,814	13,476,879
Arlo Technologies, Inc.(a)	176,877	2,564,717
Badger Meter, Inc.	49,941	8,916,466
Benchmark Electronics, Inc.	60,858	2,734,350
CTS Corp.	49,955	2,114,595
ePlus, Inc.	44,681	4,003,418
Insight Enterprises, Inc.(a)	53,334	4,617,124
Itron, Inc.(a)	77,478	7,673,421
Knowles Corp.(a)	145,554	3,272,054
Mirion Technologies, Inc.(a)	415,542	10,812,403
OSI Systems, Inc.(a)	26,745	7,243,883
PC Connection, Inc.	19,362	1,123,770
Plexus Corp.(a)	45,735	6,537,818
Ralliant Corp.	191,059	9,432,583
Rogers Corp.(a)	28,562	2,393,781
Sanmina Corp.(a)	90,300	14,101,699
Scansource, Inc.(a)	35,230	1,448,658
TTM Technologies, Inc.(a)	175,084	12,287,395
Vishay Intertechnology, Inc.	209,277	2,860,817
Total		117,615,831
IT Services 0.4%
DigitalOcean Holdings, Inc.(a)	115,710	5,151,409
DXC Technology Co.(a)	303,349	4,004,207
Grid Dynamics Holdings, Inc.(a)	111,922	980,437
Total		10,136,053
Semiconductors & Semiconductor Equipment 3.6%
ACM Research, Inc., Class A(a)	89,228	2,981,107
Alpha & Omega Semiconductor Ltd.(a)	41,860	848,921
Axcelis Technologies, Inc.(a)	53,246	4,407,171
Ceva, Inc.(a)	40,473	873,812
Cohu, Inc.(a)	79,112	1,924,004
Diodes, Inc.(a)	78,707	3,637,050
Enphase Energy, Inc.(a)	221,584	6,392,698
Formfactor, Inc.(a)	130,685	7,190,289
Columbia Small Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ichor Holdings Ltd.(a)	58,174	977,323
Impinj, Inc.(a)	43,876	7,540,968
Kulicke & Soffa Industries, Inc.	88,372	3,986,461
MaxLinear, Inc.(a)	138,720	2,159,870
PDF Solutions, Inc.(a)	54,212	1,469,145
Penguin Solutions, Inc.(a)	80,812	1,634,827
Photronics, Inc.(a)	101,938	2,335,400
Qorvo, Inc.(a)	142,889	12,272,736
Semtech Corp.(a)	146,822	10,888,320
SiTime Corp.(a)	37,018	11,020,259
SolarEdge Technologies, Inc.(a)	100,623	3,675,758
Ultra Clean Holdings, Inc.(a)	76,844	1,948,764
Veeco Instruments, Inc.(a)	101,956	2,980,174
Total		91,145,057
Software 3.2%
A10 Networks, Inc.	122,278	2,105,627
ACI Worldwide, Inc.(a)	174,879	8,194,830
Adeia, Inc.	185,347	2,292,742
Agilysys, Inc.(a)	42,997	5,286,911
Alarm.com Holdings, Inc.(a)	84,574	4,394,465
Blackline, Inc.(a)	88,100	5,020,819
Box, Inc., Class A(a)	245,413	7,249,500
CleanSpark, Inc.(a)	476,351	7,192,900
Clear Secure, Inc., Class A	147,017	5,219,104
LiveRamp Holdings, Inc.(a)	111,181	3,207,572
MARA Holdings, Inc.(a)	627,815	7,414,495
N-Able, Inc.(a)	126,829	913,169
NCR Voyix Corp.(a)	234,265	2,368,419
Progress Software Corp.(a)	73,055	3,025,208
Q2 Holdings, Inc.(a)	105,820	7,632,797
Sprinklr, Inc., Class A(a)	205,747	1,487,551
SPS Commerce, Inc.(a)	64,244	5,352,810
Teradata Corp.(a)	160,149	4,586,667
Total		82,945,586
Technology Hardware, Storage & Peripherals 0.0%
Corsair Gaming, Inc.(a)	79,068	515,523
Total Information Technology		349,667,966
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 5.4%
Chemicals 3.0%
AdvanSix, Inc.	45,492	700,122
Balchem Corp.	55,001	8,591,706
Celanese Corp., Class A	185,576	7,729,240
Chemours Co. LLC (The)	253,693	3,244,733
Eastman Chemical Co.	194,606	12,081,140
Element Solutions, Inc.	384,900	9,976,608
FMC Corp.	211,688	3,025,022
Hawkins, Inc.	35,380	4,600,108
HB Fuller Co.	91,453	5,329,881
Ingevity Corp.(a)	61,799	3,227,762
Innospec, Inc.	42,084	3,146,200
Koppers Holdings, Inc.	33,413	991,364
Minerals Technologies, Inc.	53,173	3,118,596
Quaker Chemical Corp.	23,290	3,210,526
Sensient Technologies Corp.	71,967	7,016,063
Stepan Co.	36,411	1,650,511
Total		77,639,582
Containers & Packaging 0.6%
O-I Glass, Inc.(a)	261,107	3,519,723
Sealed Air Corp.	249,282	10,706,662
Total		14,226,385
Metals & Mining 1.7%
Alpha Metallurgical Resources, Inc.(a)	18,583	2,958,599
Century Aluminum Co.(a)	90,163	2,702,185
Hecla Mining Co.	1,120,560	18,847,819
Kaiser Aluminum Corp.	27,161	2,608,814
Materion Corp.	35,126	4,292,046
Metallus, Inc.(a)	60,959	1,030,817
SunCoke Energy, Inc.	143,483	935,509
Warrior Met Coal, Inc.	89,089	6,974,778
Worthington Steel, Inc.	55,177	1,862,224
Total		42,212,791
Paper & Forest Products 0.1%
Sylvamo Corp.	57,473	2,722,496
Total Materials		136,801,254

Columbia Small Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 7.2%
Diversified REITs 0.7%
Alexander & Baldwin, Inc.	123,294	1,927,085
American Assets Trust, Inc.	80,034	1,560,663
Armada Hoffler Properties, Inc.	135,845	892,502
Essential Properties Realty Trust, Inc.	335,788	10,631,048
Global Net Lease, Inc.	336,767	2,764,857
Total		17,776,155
Health Care REITs 0.9%
CareTrust REIT, Inc.	373,342	14,011,526
LTC Properties, Inc.	77,839	2,840,345
Medical Properties Trust, Inc.	835,321	4,811,449
Universal Health Realty Income Trust	21,631	879,300
Total		22,542,620
Hotel & Resort REITs 1.0%
Apple Hospitality REIT, Inc.	373,513	4,441,070
DiamondRock Hospitality Co.	347,337	3,164,240
Pebblebrook Hotel Trust	200,947	2,278,739
Ryman Hospitality Properties, Inc.	106,766	10,188,679
Summit Hotel Properties, Inc.	179,442	961,809
Sunstone Hotel Investors, Inc.	321,940	3,013,358
Xenia Hotels & Resorts, Inc.	162,318	2,269,206
Total		26,317,101
Industrial REITs 0.7%
Innovative Industrial Properties, Inc.	47,491	2,348,430
LXP Industrial Trust	100,254	4,862,319
Terreno Realty Corp.	175,066	10,992,394
Total		18,203,143
Office REITs 0.7%
Brandywine Realty Trust	294,367	1,009,679
Douglas Emmett, Inc.	283,771	3,459,168
Easterly Government Properties, Inc.	72,943	1,590,157
Highwoods Properties, Inc.	183,151	5,091,598
JBG SMITH Properties	104,604	1,906,931
SL Green Realty Corp.	120,361	5,672,614
Total		18,730,147
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.6%
Cushman & Wakefield Ltd.(a)	392,369	6,572,181
eXp World Holdings, Inc.	151,883	1,723,872
Kennedy-Wilson Holdings, Inc.	203,318	1,978,284
Marcus & Millichap, Inc.	40,961	1,200,157
St. Joe Co. (The)	67,714	4,085,186
Total		15,559,680
Residential REITs 0.3%
Centerspace	28,398	1,895,851
Elme Communities	149,406	2,593,688
NexPoint Residential Trust, Inc.	36,967	1,175,920
Veris Residential, Inc.	137,636	2,072,798
Total		7,738,257
Retail REITs 1.5%
Acadia Realty Trust	222,028	4,567,116
Curbline Properties Corp.	164,043	3,927,189
Getty Realty Corp.	88,235	2,512,051
Macerich Co. (The)	428,337	7,435,930
Phillips Edison & Co., Inc.	212,854	7,556,317
Saul Centers, Inc.	21,060	654,966
SITE Centers Corp.	88,878	654,142
Tanger, Inc.	191,796	6,440,510
Urban Edge Properties	213,178	4,097,281
Whitestone REIT	76,085	1,011,170
Total		38,856,672
Specialized REITs 0.8%
Four Corners Property Trust, Inc.	177,035	4,255,921
Millrose Properties, Inc.	261,295	7,959,046
Outfront Media, Inc.	246,555	5,801,439
Safehold, Inc.	77,827	1,079,461
Total		19,095,867
Total Real Estate		184,819,642
Utilities 2.2%
Electric Utilities 0.4%
MGE Energy, Inc.	61,928	5,128,877
Otter Tail Corp.	71,018	5,837,680
Total		10,966,557
Columbia Small Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.7%
Chesapeake Utilities Corp.	39,900	5,548,494
MDU Resources Group, Inc.	346,279	7,382,668
Northwest Natural Holding Co.	69,378	3,432,130
Total		16,363,292
Independent Power and Renewable Electricity Producers 0.3%
Clearway Energy, Inc., Class A	58,656	2,006,035
Clearway Energy, Inc., Class C	141,111	5,167,485
Total		7,173,520
Multi-Utilities 0.3%
Avista Corp.	137,459	5,688,053
Unitil Corp.	29,972	1,505,494
Total		7,193,547
Water Utilities 0.5%
American States Water Co.	65,262	4,814,378
California Water Service Group	100,972	4,581,100
H2O America	55,615	2,582,204
Middlesex Water Co.	30,533	1,566,648
Total		13,544,330
Total Utilities		55,241,246
Total Common Stocks (Cost $1,748,244,896)		2,492,605,469

Exchange-Traded Equity Funds 0.6%
	Shares	Value ($)
U.S. Small Cap 0.6%
iShares Core S&P Small-Cap ETF	132,533	16,019,264
Total Exchange-Traded Equity Funds (Cost $12,206,753)		16,019,264

Rights —%
Issuer	Shares	Value ($)
Health Care —%
Life Sciences Tools & Services —%
OmniAb Operations, Inc.(a),(b),(c),(d)	23,460	0
OmniAb, Inc.(a),(b),(c),(d)	23,460	0
Total		0
Total Health Care		0
Total Rights (Cost $—)		0

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(e),(f)	48,463,904	48,449,365
Total Money Market Funds (Cost $48,449,359)		48,449,365
Total Investments in Securities (Cost: $1,808,901,008)		2,557,074,098
Other Assets & Liabilities, Net		(4,347,736)
Net Assets		2,552,726,362
At November 30, 2025, securities and/or cash totaling $4,340,827 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	376	12/2025	USD	47,095,880	868,990	—

Columbia Small Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, November 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
OmniAb Operations, Inc.	09/03/2021	23,460	—	—
OmniAb, Inc.	09/03/2021	23,460	—	—
			—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2025.
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	32,897,752	462,418,547	(446,862,468)	(4,466)	48,449,365	(3,096)	853,055	48,463,904
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Small Cap Index Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT228_02_T01_(01/26)